UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 033-63212)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 72	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-07736)	☑

Amendment No. 74	☑

(Check appropriate box or boxes.)

JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)

  151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Stephanie Grauerholz – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☑	on January 29, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. (Post-Effective Amendment No. 71)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 71 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 73 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on November 10, 2014 to establish Global Unconstrained Bond Portfolio, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on January 26, 2015.

This Post-Effective Amendment No. 72 under the 1933 Act and Amendment No. 74 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating January 29, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 72 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 23rd day of January, 2015.

JANUS ASPEN SERIES

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	January 23, 2015

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	January 23, 2015

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Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	January 23, 2015

Allan A. Brown* Allan A. Brown	Trustee	January 23, 2015

William D. Cvengros* William D. Cvengros	Trustee	January 23, 2015

James T. Rothe* James T. Rothe	Trustee	January 23, 2015

William D. Stewart* William D. Stewart	Trustee	January 23, 2015

Linda S. Wolf* Linda S. Wolf	Trustee	January 23, 2015

/s/ Stephanie Grauerholz
*By:	Stephanie Grauerholz
Attorney-in-Fact

Pursuant to Powers of Attorney, dated November 10, 2014, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No.71, filed on November 10, 2014.

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